Document and Entity Information	Aug. 11, 2026
Details
Registrant CIK	0001530185
Document Type	8-K
Document Period End Date	Aug. 11, 2026
Entity Registrant Name	GLOBALTEK VENTURES, INC.
Entity Information, Former Legal or Registered Name	Ameritek Ventures, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54739
Entity Tax Identification Number	82-2380777
Entity Address, Address Line One	111 W. Jackson Blvd. Suite 1146
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
Entity Address, Address Description	Address of principal executive offices
City Area Code	312
Local Phone Number	239-3574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false